Investment Objectives and Goals	Jan. 01, 2026
Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus SGA Emerging Markets Equity Fund
Virtus Stone Harbor Emerging Markets Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor Emerging Markets Bond Fund